Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ 1,065	$ 1,102	$ 1,030
Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	1,065	1,102	1,030
Valuation Technique	Matrix pricing
Unobservable Input, option adjusted spread	250
Embedded Derivative Financial Instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(22,640)	(95,625)	(94,315)
Embedded Derivative Financial Instruments | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Annuitizations, minimum	0.00%
Unobservable Input, Annuitizations, maximum	25.00%
Unobservable Input, Mortality, minimum	0.00%
Unobservable Input, Mortality, maximum	100.00%
Embedded Derivative Financial Instruments | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, Mortality, minimum	0.00%
Unobservable Input, Mortality, maximum	100.00%
Reserve | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	(29,226)
Valuation Technique	Income approach
Reserve | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair Value	$ 6,586
Valuation Technique	Income approach
Weighted Average [Member] | Available-for-sale Securities | Corporate Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, option adjusted spread	250
Minimum | Embedded Derivative Financial Instruments | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	0.00%
Unobservable Input, withdrawal benefit election	0.00%
Minimum | Embedded Derivative Financial Instruments | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	0.50%
Maximum | Embedded Derivative Financial Instruments | Market Value Liability Options
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	25.00%
Unobservable Input, withdrawal benefit election	50.00%
Maximum | Embedded Derivative Financial Instruments | Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Unobservable Input, surrenders	35.00%